Lease Obligations - Summary of Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2020 CAD ($)
Disclosure Of Maturity Analysis Of Finance Lease Payments Receivable [Line Items]
Minimum lease payments	$ 1,607
Amounts representing finance charges	(167)
Net minimum lease payments	1,440
Less Than One Year
Disclosure Of Maturity Analysis Of Finance Lease Payments Receivable [Line Items]
Minimum lease payments	490
One to Three Years
Disclosure Of Maturity Analysis Of Finance Lease Payments Receivable [Line Items]
Minimum lease payments	895
Three to Five Years
Disclosure Of Maturity Analysis Of Finance Lease Payments Receivable [Line Items]
Minimum lease payments	$ 222